Note 23 - Income Taxes - Disclosure of Detailed Information About Effective Income Tax Expense Recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Loss before tax	$ (39,024)	$ (263,047)
Combined statutory tax rate	27.00%	27.00%
Income tax recovery computed at statutory tax rate	$ (10,536)	$ (71,023)
Effect of different foreign statutory tax rates on earnings of subsidiaries	(24,320)	(15,309)
Impact of foreign exchange on deferred income tax assets and liabilities	(10,194)	13,807
Change in unrecognized deferred income tax asset	30,399	39,765
Tax effect of mining in Mexico	(814)	(8,225)
Other non-deductible expenses	3,256	834
Impact of inflationary adjustments	(2,412)	51
Change in tax provision estimates	23,987	8,258
Impact of post acquisition Primero restructure		(20,024)
Other	(7,916)	(7,017)
Income tax expense (recovery)	1,450	(58,883)
Current income tax expense	16,423	2,148
Deferred income tax recovery	$ (14,973)	$ (61,031)
Effective tax rate	(4.00%)	22.00%